Stockholders' Equity - Total Share-based Compensation Expense (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total share-based incentive compensation expense	$ 24.1	$ 16.9	$ 25.0
Associated tax benefits recognized	7.8	6.2	9.3
2013 Three-year PSU Awards [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total share-based incentive compensation expense	4.4
2013 WVH Incentive Compensation [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total share-based incentive compensation expense	2.5
2012 Three-year PSU Awards [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total share-based incentive compensation expense	2.4	1.9
2012 President & COO Four-year Incentive Compensation [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total share-based incentive compensation expense	0.6	0.2
2011 Three-year PSU Awards [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total share-based incentive compensation expense	(1.2)	1.7	3.0
2010 Three-year PSU Awards [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total share-based incentive compensation expense	0.1	0.9	6.0
2009 Two-year PSU Awards [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total share-based incentive compensation expense			(0.7)
2009 Three-year PSU Awards [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total share-based incentive compensation expense			7.4
SLO Awards [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total share-based incentive compensation expense	2.8	0.7	0.3
Other Long-term Share-based Incentive Compensation Programs [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total share-based incentive compensation expense	$ 12.5	$ 11.5	$ 9.0